UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          June 30, 2012


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina Kowacich
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Gina Kowacich                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:            150,017,944
                                                   (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP                 VALUE         SH/PRN             INVESTMENT      OTHER    VOTING
                                                                 1,000.00       AMOUNT             DISCRETION      MGRS    AUTHORITY

ISHARES TRUST LEHMAN             AGG       464287226        $    446,711.23        4013.578          Yes           No       No
IShares Lehman International     CIU       464288638        $      8,745.60              80          Yes           No       No
Barclays Bank Plc                DJP       06738C778        $    344,583.68            8576          Yes           No       No
iShares MSCI Emerging Markets    EEM       464287234        $ 13,139,695.88      335753.026          Yes           No       No
Ishares Trust EAFE Index Fund    EFA       464287465        $ 27,549,643.08      551434.009          Yes           No       No
Ishares Trust MSCI Index         EFG       464288885        $    374,063.04            6984          Yes           No       No
Ishares Trust MSCI Eafe Value
  Index Fund                     EFV       464288877        $    367,746.06            8661          Yes           No       No
Ishares Trust Cohen & Steers
  Realty Majors                  ICF       464287564        $  5,976,061.29       75992.641          Yes           No       No
iShares S&P SC 600 Barra Value   IJS       464287879        $      8,845.27             119          Yes           No       No
iShares S&P 500 Barra Value Fund IVE       464287408        $    756,079.20           12140          Yes           No       No
Ishares Trust                    IVV       464287200        $      9,162.25              67          Yes           No       No
iShares S&P 500 Barra Growth FundIVW       464287309        $    216,045.89            2939          Yes           No       No
I Shares Russell 1000 Index      IWB       464287622        $     31,437.78             418          Yes           No       No
Ishares Trust Russell Microcap   IWC       464288869        $    293,269.52        5860.702          Yes           No       No
iShares Russell 1000 Value       IWD       464287598        $ 41,648,140.59      610497.517          Yes           No       No
iShares Russell 1000 Growth      IWF       464287614        $ 38,394,342.79      607217.188          Yes           No       No
iShares Russell 2000             IWM       464287655        $    237,327.48            2983          Yes           No       No
iShares Russell 2000 Value
  Index Fund                     IWN       464287630        $ 10,688,511.11      151847.011          Yes           No       No
Ishares Russell 2000 Growth
  Index                          IWO       464287648        $  7,956,481.19       86984.598          Yes           No       No
Ishares Trust Russell Midcap
  Growth Index                   IWP       464287481        $     45,221.16             764          Yes           No       No
Ishares Trust Russell Midcap
  Value Index Fund               IWS       464287473        $    147,529.20            3185          Yes           No       No
iShares Dow Jones US Real Estate
  Index Fund                     IYR       464287739        $    495,642.55        7752.288          Yes           No       No
Ishares Trust Large Value Index
  Fund                           JKF       464288109        $    541,198.95            8807          Yes           No       No
Ishares Trust Small Growth Index
  Fund                           JKK       464288604        $     62,501.67             693          Yes           No       No
Ishares Trust Small Value Index
  Fund                           JKL       464288703        $     70,510.35             831          Yes           No       No
Ishares Trust KLD Select Social  KLD       464288802        $    159,962.53        2802.918          Yes           No       No
Ishares Trust 1-3 Treasury Index
  Fund                           SHY       464287457        $     14,849.12             176          Yes           No       No
iShares Barclay TIPS Bond        TIP       464287176        $     33,635.70             281          Yes           No       No
                                                            $150,017,944.16     2497859.476